90800-P3 10/25

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 31, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MARCH 1, 2025, OF

BRANDYWINEGLOBAL – MULTI-SECTOR OPPORTUNITIES FUND

(THE “FUND”)

I.	Effective December 31, 2025, the following changes are made to the Fund’s Summary Prospectus and Prospectus:

a.	The following information is added to the table in the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus:

Portfolio manager	Title	Portfolio manager of the fund since
Charles Minor, CFA	Portfolio Manager	December 2025

b.	The following information is added to the table in the section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Charles Minor, CFA	Mr. Minor is a Portfolio Manager on the Global Fixed Income Team and has been employed by Brandywine Global since 2025. Previously, Mr. Minor served as an Associate Portfolio Manager for Diamond Hill Capital Management (2014-2025); a Product Developer at FactSet (2011-2014); and a Trader at Equitec Group (2008-2011). Mr. Minor earned a B.S. in Finance from Miami University.	December 2025

II.	Effective December 31, 2025, the following changes are made to the Fund’s SAI:

a.	The following information is added to the table with respect to the Fund in the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the Fund’s SAI:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Billions) ($)
Charles Minor*	Registered Investment Companies	None	None	None	None

	Other Pooled Investment Vehicles	None	None	None	None

	Other Accounts	None	None	None	None

*	Information is as of October 23, 2025 and does not reflect additional accounts (including the Fund) for which Mr. Minor will join the portfolio management team on December 31, 2025.

b.	The following information is added to the table with respect to the Fund in the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Charles Minor*	None

*	The information is as of October 23, 2025.

Please retain this supplement for future reference.

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